Loans and Financial Liabilities	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Loans and Financial Liabilities
10.
LOANS AND FINANCIAL LIABILITIES

A summary of the Group’s loans and financial liabilities recorded at amortized cost as of September 30, 2025 and December 31, 2024 is outlined below:

Loans and financial liabilities

		September 30, 2025	December 31, 2024
Loans and Financial Liabilities	Vessels and Ships Financed and Mortgaged	(in USD and thousands)
€54.2 million loan, variable base rate plus 2.4%, due 2025	Viking Baldur, Viking Magni	$—	$17,096
€20.3 million loan, variable base rate plus 2.4%, due 2026	Viking Kvasir	10,668	12,343
€225.8 million loan, fixed at 4.73% or variable at SOFR plus CAS and 2.0%, due through 2027	Viking Herja, Viking Hild, Viking Sigrun, Viking Einar	—	23,087
$53.5 million loan, fixed at 5.12%, due 2025	Viking Idi refinancing, Viking Astrild, Viking Beyla	—	14,384
$40.0 million loan, fixed at 5.43%, due 2027	Viking Hemming, Viking Osfrid and Viking Torgil refinancing	11,250	15,000
$102.0 million loan, fixed at 5.22% - 5.26%, due 2028	Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn	42,104	51,113
$15.1 million loan, variable base rate plus 2.35%, due 2029	Viking Helgrim	7,894	9,307
€153.2 million loan, variable at SOFR plus CAS and 1.30%, due through 2029	Viking Hervor, Viking Gersemi, Viking Kari, Viking Radgrid, Viking Skaga, Viking Fjorgyn	64,832	85,251
€53.6 million loan, variable at SOFR plus CAS and 1.30%, due through 2029	Viking Gymir, Viking Egdir	29,915	37,394
$291.2 million financial liability, due 2030	Viking Orion	200,387	209,608
$290.2 million financial liability, due 2031	Viking Jupiter	212,537	221,153
$255.7 million financial liability, variable at SOFR plus CAS and 3.0%, due 2033	Viking Octantis	207,770	217,359
$299.5 million financial liability, due 2034	Viking Mars	262,595	271,709
€316.6 million loan, fixed at 1.81%, due 2034	Viking Neptune	294,218	274,091
€316.6 million loan, fixed at 1.87%, due 2035	Viking Saturn	309,703	287,795
$401.0 million loan, fixed at 3.64%, due 2036	Viking Vela	384,280	400,988
$430.5 million loan, fixed at 3.70%, due 2037	Viking Vesta	430,507	—
€6.2 million loan, fixed at 0.3%, due 2026		1,464	2,265
20.0 million CHF loan, fixed at 0.25% - 2.0%, due 2027		10,461	11,050
Gross bank loans and financial liabilities		$2,480,585	$2,160,993
Less: Unamortized loan and financial liability fees		(130,896)	(117,220)
Total bank loans and financial liabilities		$2,349,689	$2,043,773
Less: Short-term portion of bank loans and financial liabilities		(1,058,408)	(220,116)
Long-term portion of bank loans and financial liabilities		$1,291,281	$1,823,657

River vessel financing

Hermes Financing

Euler Hermes Aktiengesellschaft (“Hermes”) manages the official export credit guarantee scheme on behalf and for the account of the German Federal Government. Subsidiaries of the Group have loan agreements with lender groups for which Hermes has provided guarantees equal to 95% of the loan amounts (the “Hermes Financing”). As of September 30, 2025, the Hermes Financing includes the €153.2 million loan and the €53.6 million loan. All loans that are part of the Hermes Financing are denominated in euros (“EUR” or “€”) and are converted to USD based on the prevailing exchange rates two days before drawdown and have a term of eight and a half years from the drawdown dates with semi-annual payments. The Group selected fixed or variable rate financing for each of the drawdowns. Viking River Cruises Ltd (“VRC”), a subsidiary of the Group, has issued a corporate guarantee for the obligations related to these loans. The variable rate is based on Term Secured Overnight Financing Rate (“SOFR”) plus the Credit Adjustment Spread (“CAS”) and a margin. The Hermes Financing contains customary insurance and loan to value requirements and negative covenants subject to a number of important exceptions and qualifications, including, without limitation, covenants restricting indebtedness, liens, investments, mergers, affiliate transactions, asset sales, prepayment of indebtedness, dividends and other distributions.

The Hermes Financing also has financial maintenance covenants that require VRC, as guarantor, and Viking River Cruises AG (“VRC AG”), as borrower, to maintain at all times following the first drawdown, an aggregate amount of consolidated free liquidity, which includes cash and cash equivalents, marketable securities and receivables from credit card processors, equal to or greater than $75.0 million. As of September 30, 2025, VRC and VRC AG were in compliance with these financial maintenance covenants.

In the third quarter of 2025, the Group repaid the remaining balance of the €225.8 million loan.

€54.2 Million Loan

In January 2013, the Group entered into a loan agreement for €54.2 million to finance the Viking Baldur and Viking Magni. The €54.2 million loan was converted to USD based on the prevailing exchange rates two days prior to the dates of drawdown and had a term of 10 years from drawdown dates with monthly payments and a balloon payment due upon maturity of the loan. The loan had variable rate financing. The loan also included customary insurance requirements. VRC has issued a corporate guarantee for this arrangement.

In 2020 and 2021, the Group deferred principal payments for the €54.2 million loan for principal payments due from April 2020 through March 2022 and extended the maturity date of the loan by a total of 25 months. In the third quarter of 2025, the Group made the final principal payments due upon the maturity of the €54.2 million loan.

€20.3 Million Loan

In April 2014, the Group entered into a loan agreement for €20.3 million to finance the Viking Kvasir. The €20.3 million loan was converted to USD based on the prevailing exchange rates two days prior to the date of drawdown and has a term of 10 years from the drawdown date with monthly payments and a balloon payment due upon maturity of the loan. The loan has variable rate financing. The loan also includes customary insurance requirements. VRC has issued a corporate guarantee for this arrangement.

In 2020 and 2021, the Group deferred principal payments for the €20.3 million loan for principal payments due from April 2020 through March 2022 and extended the maturity date of the loan by a total of two years.

$53.5 Million Loan

In March 2015, the Group entered into a loan agreement for $53.5 million to finance the Viking Astrild and the Viking Beyla and to refinance the Viking Idi. The $53.5 million loan had a term of 10 years from drawdown dates with quarterly installments and a balloon payment due upon maturity of the loan. The loan had fixed rate financing. The loan also included customary insurance requirements. VRC has issued a corporate guarantee for this arrangement. In the first quarter of 2025, the Group made the final principal payments due upon the maturity of the $53.5 million loan.

$40.0 Million Loan

In December 2017, the Group entered into a loan agreement for $40.0 million to refinance three vessels operating in Portugal, the Viking Hemming, Viking Osfrid and Viking Torgil. The $40.0 million loan has a term of eight years from drawdown date with quarterly payments. The loan has fixed rate financing. The loan also includes customary insurance requirements. Viking Cruises Ltd (“VCL”), a wholly owned subsidiary of the Company, has issued a corporate guarantee for this arrangement.

In 2020 and 2021, the Group amended the $40.0 million loan to defer principal payments due from June 2020 through March 2022 and extended the maturity date of the loan by a total of two years.

$102.0 Million Loan

In December 2017, the Group entered into a loan agreement for $102.0 million to finance the Viking Vali, Viking Tir, Viking Sigyn and Viking Ullur. The $102.0 million loan has a term of eight and half years from drawdown date with monthly payments. The loan has fixed rate financing. The loan also includes customary insurance requirements. VRC has issued a corporate guarantee for this arrangement.

In 2020 and 2021, the Group amended the $102.0 million loan to defer principal payments due from June 2020 through May 2022. As a result of the deferrals in 2020 and 2021, the maturity date of the loan was extended by a total of one year and the remaining monthly principal payment amounts increased.

$15.1 Million Loan

In April 2019, the Group entered into a loan agreement for $15.1 million to refinance the Viking Helgrim. The $15.1 million loan has a term of 10 years from the drawdown date with monthly payments. The loan has variable rate financing. The loan also includes customary insurance requirements. VRC has issued a corporate guarantee for this arrangement.

Other loans

€6.2 Million Loan

In July 2020, the Group entered into a loan agreement for €6.2 million and drew down the full amount, of which 90% is guaranteed by the French government. The loan has a fixed interest rate and is denominated in euros. In March 2021, the Group selected a five year repayment term, with quarterly payments from the selection date.

20.0 Million CHF Loan

In the third quarter of 2020, the Group obtained a credit facility for 20.0 million Swiss Francs (“CHF”), of which 85% is guaranteed by the Swiss government, initially due December 2024, denominated in CHF with semi-annual payments beginning in 2021. In 2021, the Group amended the credit facility, which extended the due date to 2027 and reduced the amount of each semi-annual payment beginning in the first quarter of 2022. The credit facility contains customary requirements including, without limitation, covenants restricting indebtedness.

Ocean and Expedition Ship Financing

Charter Financing

The Group previously entered into charter agreements to finance the Viking Orion, Viking Jupiter, Viking Octantis and Viking Mars. The charter agreements are accounted for as financial liabilities. The charter rates for the Viking Orion, Viking Jupiter and Viking Mars are designated as fixed rate charters. The charter rate for the Viking Octantis is designated as a variable rate charter, which is based on SOFR plus the CAS and a margin. The charter periods are 144 months beginning from the delivery date of each ship and include a purchase obligation at the end of the charter term, with an option to purchase the ship beginning on the third anniversary of the charter commencement date. VCL has issued a corporate guarantee for these arrangements. Additionally, the Company has issued a corporate guarantee for the Viking Orion charter agreement. The Group took delivery of the Viking Orion in June 2018, Viking Jupiter in February 2019, Viking Octantis in December 2021 and Viking Mars in May 2022. The charter agreements contain certain covenants which are generally in line with the covenants of the Secured Notes and Unsecured Notes, described further below.

In September 2025, the Group initiated the exercise of its purchase options for the Viking Orion, Viking Jupiter, Viking Octantis and Viking Mars. In connection with the exercise of the purchase options, all outstanding amounts due under the charter agreements were recognized as short-term portion of bank loans and financial liabilities on the interim condensed consolidated statement of financial position as of September 30, 2025 due to the acceleration of the repayment dates. For the three and nine months ended September 30, 2025, the Group recognized $15.6 million in interest expense in connection with the exercise of the purchase options and updated repayment dates for these financial liabilities.

See Note 19 for events taking place subsequent to September 30, 2025.

SACE Financing

SACE SpA (“SACE”), which manages the official export credit guarantee scheme on behalf and for account of the Italian Government, provides an insurance policy to the lenders covering 100% of the principal and interest of a facility amount. The Group has entered into loan agreements for 12 ocean ships for which SACE has provided insurance policies to the lenders covering 100% of the principal and interest of the facility amount (the “SACE Financing”). Each loan will be, or has been, drawn down upon delivery of the related ocean ship. All loans that are part of the SACE Financing are for up to 80% of the newbuild’s contract price, including certain change orders, plus 100% of the Export Credit Agency premium (the “Facility”). The interest rate for each of these loans is fixed and the loans have a term of 12 years from the drawdown date with semi-annual payments, the first of which is generally due six months after the drawdown at delivery. In June 2025, the Group drew down $430.5 million on the SACE Financing upon delivery of the Viking Vesta. As of September 30, 2025, the SACE Financing includes outstanding loan balances related to the €316.6 million Neptune loan, the €316.6 million Saturn loan, the $401.0 million Vela loan and the $430.5 million Vesta loan. The Group took delivery of the Viking Neptune, Viking Saturn and Viking Vela in November 2022, April 2023 and December 2024, respectively. The SACE Financing will be available for drawdown in USD upon the delivery of the Viking Mira, Viking Libra, Viking Astrea, Viking Lyra, Ship XVII, Ship XVIII, Ship XIX and Ship XX. VCL and Viking Ocean Cruises II Ltd (“VOC II”), a subsidiary of the Group, have jointly and severally guaranteed the SACE Financing. Additionally, the Company has also jointly and severally guaranteed the loans (which are as yet undrawn) for Ship XVII, Ship XVIII, Ship XIX and Ship XX. The SACE Financing agreements contain certain covenants which are generally in line with the covenants of the Secured Notes and Unsecured Notes, described further below.

As the principal amounts of both the €316.6 million Neptune and the €316.6 million Saturn loans are outstanding in euros, the loan balances at each period end are translated to USD with changes recognized through currency gain (loss) in the interim condensed consolidated statements of operations. For the three months ended September 30, 2025 and 2024, the translation resulted in a currency gain of $0.3 million and a currency loss of $25.2 million, respectively, and a decrease to the loan balances of $0.3 million and an increase to the loan balances of $25.2 million, respectively. For the nine months ended September 30, 2025 and 2024, the translation resulted in currency losses of $71.9 million and $6.2 million, respectively, and increases to the loan balances of $71.9 million and $6.2 million, respectively.

Secured Notes

		September 30, 2025	December 31, 2024
Notes	Collateral	(in USD and thousands)
$675.0 million Secured Notes, fixed 5.000% due 2028	Viking Star, Viking Sea and Viking Sky	$675,000	$675,000
$350.0 million Secured Notes, fixed 5.625% due 2029	Viking Venus	350,000	350,000
Gross Secured Notes		$1,025,000	$1,025,000
Less: Secured Notes fees and discounts		(6,047)	(7,499)
Total Secured Notes		$1,018,953	$1,017,501

$675.0 Million 2028 Secured Notes

In February 2018, VOC Escrow Ltd, a wholly owned subsidiary that was subsequently merged into Viking Ocean Cruises Ltd, issued $675.0 million in principal amount of its 5.000% Senior Secured Notes due 2028 (the “2028 Secured Notes”) with semi-annual interest payments. The 2028 Secured Notes are guaranteed on a senior unsecured basis by the Company and VCL and on a senior secured basis by Viking Ocean Cruises Ship I Ltd, Viking Ocean Cruises Ship II Ltd and Viking Sea Ltd. The 2028 Secured Notes are secured on a first priority basis by mortgages granted by Viking Ocean Cruises Ship I Ltd, Viking Ocean Cruises Ship II Ltd and Viking Sea Ltd over the Viking Star, Viking Sky and Viking Sea, respectively, and certain of their other ship related assets.

$350.0 Million 2029 Secured Notes

In February 2021, Viking Ocean Cruises Ship VII Ltd (“Ship VII”), a wholly owned subsidiary, issued $350.0 million in principal amount of its 5.625% Senior Secured Notes due 2029 (the “2029 Secured Notes” and collectively with the 2028 Secured Notes, the “Secured Notes”) with semi-annual interest payments. The net proceeds from the 2029 Secured Notes were used to pay the remaining contract price for the Viking Venus. The 2029 Secured Notes are secured on a first priority basis by a mortgage granted by Ship VII over the Viking Venus and certain of its other ship related assets. The 2029 Secured Notes are guaranteed on a senior unsecured basis by the Company and VCL.

The indentures governing the Secured Notes contain customary negative covenants applicable to VCL and its restricted subsidiaries, subject to a number of important exceptions and qualifications, including, without limitation, covenants restricting indebtedness, liens, investments, mergers, affiliate transactions, asset sales, prepayment of indebtedness and dividends and other distributions. VCL and its restricted subsidiaries are generally permitted to incur secured vessel financings for up to 80% of a vessel’s value.

In addition, the indentures governing the Secured Notes contain a cross-acceleration provision whereby the failure by VCL or any of its restricted subsidiaries to make principal payments under other borrowing arrangements or the occurrence of certain events affecting those other borrowing arrangements could trigger an obligation to repay the Secured Notes. Pursuant to the indentures governing the Secured Notes, the issuers or the guarantors also entered into security documents containing customary insurance requirements.

The Secured Notes do not contain any financial maintenance covenants.

Unsecured Notes

		September 30, 2025	December 31, 2024
Notes	Purpose	(in USD and thousands)
$250.0 million VCL Notes, fixed 6.250% due 2025	General corporate purposes, including without limitation working capital, capital expenditures, repayment of outstanding indebtedness and the acquisition of river vessels or ocean ships	$—	$250,000
$825.0 million VCL Notes, fixed 5.875% due 2027	To fund the tender offer and redemption of the 2022 VCL Notes and general corporate purposes	825,000	825,000
$500.0 million VCL Notes, fixed 7.000% due 2029	General corporate purposes	500,000	500,000
$720.0 million VCL Notes, fixed 9.125% due 2031	To fund the redemption of the 13.000% Senior Secured Notes due 2025	720,000	720,000
Gross Unsecured Notes		$2,045,000	$2,295,000
Less: Unsecured Notes fees and discounts, net of premiums		(13,297)	(20,349)
Total Unsecured Notes		$2,031,703	$2,274,651
Less: Short-term portion of Unsecured Notes		—	(249,650)
Long-term portion of Unsecured Notes		$2,031,703	$2,025,001

$250.0 Million 2025 VCL Notes

In May 2015, VCL issued $250.0 million in principal amount of the 6.250% Senior Notes due 2025 (the “2025 VCL Notes”) with semi-annual interest payments. The Company and certain of the Group’s subsidiaries jointly and severally guaranteed the 2025 VCL Notes on a senior basis. In May 2025, the Group repaid the 2025 VCL Notes at their maturity.

$825.0 Million 2027 VCL Notes

In September 2017, VCL issued $550.0 million in principal amount of the 5.875% Senior Notes due 2027 (the “2027 VCL Notes”) with semi-annual interest payments. In February 2018, VCL issued $275.0 million in principal amount of additional 2027 VCL Notes. The Company and certain of the Group’s subsidiaries jointly and severally guarantee the 2027 VCL Notes on a senior basis. In September 2025, VCL issued a notice of redemption to redeem all outstanding 2027 VCL Notes conditioned upon the closing of VCL’s offering of $1,700.0 million in principal amount of 5.875% Senior Notes due 2033 (the “2033 VCL Notes”), which closed in October 2025. For the three and nine months ended September 30, 2025, the Group recognized $3.6 million in interest expense in connection with the notice of redemption of the 2027 VCL Notes. As the redemption of the 2027 VCL Notes was contingent on the closing of the offering of the 2033 VCL Notes, which occurred in October 2025, the 2027 VCL Notes continued to be outstanding as of September 30, 2025 and were included in long-term portion of Unsecured Notes on the interim condensed consolidated statement of financial position.

See Note 19 for events taking place subsequent to September 30, 2025.

$500.0 Million 2029 VCL Notes

In 2021, VCL issued $500.0 million in principal amount of its 7.000% Senior Notes due 2029 (the “2029 VCL Notes”) with semi-annual interest payments. The 2029 VCL Notes are guaranteed by the Company and the same subsidiaries that guarantee the 2027 VCL Notes, except for Viking Catering AG.

$720.0 Million 2031 VCL Notes

In June 2023, VCL issued $720.0 million in principal amount of its 9.125% Senior Notes due 2031 (the “2031 VCL Notes” and, together with the 2027 VCL Notes and the 2029 VCL Notes, the “Unsecured Notes”) with semi-annual interest payments. The 2031 VCL Notes are guaranteed by the Company and the same subsidiaries that guarantee the 2027 VCL Notes, except for Viking Catering AG and Passenger Fleet LLC.

The indentures governing the Unsecured Notes contain customary negative covenants applicable to VCL and its restricted subsidiaries, subject to a number of important exceptions and qualifications, including, without limitation, covenants restricting indebtedness, liens, investments, mergers, affiliate transactions, asset sales, prepayment of indebtedness and dividends and other distributions. VCL and its restricted subsidiaries are generally permitted to incur secured vessel financings for up to 80% of a vessel’s value.

In addition, the indentures governing the Unsecured Notes contain a cross-acceleration provision whereby the failure by VCL or any of its restricted subsidiaries to make principal payments under other borrowing arrangements or the occurrence of certain events affecting those other borrowing arrangements could trigger an obligation to repay the Unsecured Notes.

The Unsecured Notes do not contain any financial maintenance covenants.

The indentures governing the Secured Notes and Unsecured Notes include covenants that generally restrict the amount of funds that can be transferred from VCL and its restricted subsidiaries to the Company to a basket, which is calculated based on a cumulative earnings metric.

Revolving Credit Facility

In June 2024, VCL entered into a credit agreement for a five-year revolving credit facility in an aggregate principal amount of $375.0 million (the “Revolving Credit Facility”). Loans under the Revolving Credit Facility will be based on either SOFR or a base rate, with such rate ranging from SOFR plus a margin of 1.50% to 2.50% for SOFR loans and from a base rate plus a margin of 0.50% to 1.50% for base rate loans. VCL will also pay a commitment fee between 0.30% to 0.35%, payable quarterly, on the average daily unused amount of the Revolving Credit Facility. Proceeds from the Revolving Credit Facility will be used to make revolving loans to VRC AG, an indirect wholly-owned subsidiary of VCL, pursuant to an intercompany revolving loan agreement, the proceeds of which will be used by VRC AG to finance ongoing working capital requirements and for other general corporate purposes. The obligations of VCL under the Revolving Credit Facility are guaranteed by the Company and certain of VCL’s direct and indirect wholly-owned subsidiaries and are secured by VCL’s rights under the intercompany loan agreement with VRC AG, which is secured by mortgages over the following river vessels: Viking Odin, Viking Idun, Viking Freya, Viking Njord, Viking Eistla, Viking Bestla, Viking Embla, Viking Aegir, Viking Skadi, Viking Bragi, Viking Tor, Viking Var, Viking Forseti, Viking Rinda, Viking Jarl, Viking Atla, Viking Gullveig, Viking Ingvi and Viking Alsvin. As of September 30, 2025, the Group had no amounts drawn on the Revolving Credit Facility.

The Revolving Credit Facility contains affirmative and negative covenants that are customary for a senior secured credit agreement. The negative covenants include, among other things, limitations on asset sales, mergers and consolidations, indebtedness, liens, dividends, investments and transactions with affiliates. The Revolving Credit Facility also contains financial covenants that require VCL to maintain a leverage ratio and interest coverage ratio as per the levels specified in the credit agreement if the aggregate amount of outstanding loans under the Revolving Credit Facility exceeds a certain threshold. VCL and its restricted subsidiaries are generally permitted to incur secured vessel financings for up to 80% of a vessel’s value.

See Note 19 for events taking place subsequent to September 30, 2025.

Undrawn borrowing facilities

As of September 30, 2025, the Group had signed SACE Financing agreements for the Viking Mira, Viking Libra, Viking Astrea, Viking Lyra, Ship XVII, Ship XVIII, Ship XIX and Ship XX, which will be drawn down upon the delivery of each such ship. See Note 15. As of September 30, 2025, the Group also had a loan agreement for €167.5 million to finance four Longships and one Longship-Seine scheduled for delivery in 2026. In October 2025, the Group cancelled the €167.5 million loan agreement prior to any amounts being drawn down.